Real estate properties development completed and under development (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Real Estate Properties [Line Items]
Real estate properties development completed	$ 632,359,691	$ 840,393,193	$ 477,179,252
Under development	5,049,788,864	2,920,520,560
Profit recognized	348,170,931	396,756,891
Less: progress billings (Note 13)	(1,329,243,487)	(1,321,276,798)
Total real estate properties under development	4,068,716,308	1,996,000,653	$ 1,719,135,164
Total real estate properties development completed and under development	4,701,075,999	2,836,393,846
Collateral Pledged [Member]
Real Estate Properties [Line Items]
Land use rights net	1,046,360,853	908,833,863
Land use rights [Member]
Real Estate Properties [Line Items]
Total real estate properties development completed and under development	2,733,197,585	1,761,525,629
Zhengzhou Century East A [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	4,000,881	2,293,021
Suzhou International City Garden [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	1,460,187	441,934
Jinan Xinyuan Splendid [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	4,952,551	4,349,276
Zhengzhou Xin City [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	14,946,209	15,052,135
Beijing Xindo Park [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	42,003,855	52,675,024
Suzhou Lake Royal Palace [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	4,880,245	3,400,095
Xingyang Splendid I [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	16,616,861	15,528,607
Zhengzhou Thriving Family [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	14,908,355	16,834,270
Shanghai Yipin Royal Palace [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	82,320,988	90,003,702
New York Oosten [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	127,749,947	131,656,360
Sanya Yazhou Bay No.1 [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	31,716,745	97,350,745
Xi'an Metropolitan [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	48,352,943	127,107,105
Jinan Xin Central [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	41,158,302	77,779,716
Xuzhou Colorful City [Member]
Real Estate Properties [Line Items]
Under development	49,972,999	39,903,835
Kunshan Royal Palace [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	8,279,289	9,782,983
Xingyang Splendid II [Member]
Real Estate Properties [Line Items]
Under development	44,074,338	49,848,748
Xingyang Splendid III [Member]
Real Estate Properties [Line Items]
Under development	62,771,683	47,475,624
Xingyang Splendid IV [Member]
Real Estate Properties [Line Items]
Under development	11,743,049	8,433,926
Zhengzhou Xindo Park [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	13,794,988	0
Under development	0	86,116,485
Jinan Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	328,737,914	227,113,681
Changsha Xinyuan Splendid [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	7,340,408	49,346,740
Chengdu Thriving Family [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	88,492,260	146,791,480
Kunshan Xindo Park [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	23,673,323	0
Under development	0	84,020,974
Zhengzhou Fancy City I [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	19,329,493	0
Under development	0	43,895,304
Tianjin Spring Royal Palace I [Member]
Real Estate Properties [Line Items]
Under development	101,091,391	26,044,650
Henan Xin Central I [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	36,230,637	0
Under development	0	54,380,998
Henan Xin Central II [Member]
Real Estate Properties [Line Items]
Under development	99,196,076	68,783,659
Zhengzhou Fancy City II(South) [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	151,224	0
Under development	0	16,036,363
Zhengzhou Fancy City II(North) [Member]
Real Estate Properties [Line Items]
Under development	77,295,404	52,672,711
Zhengzhou International New City I [Member]
Real Estate Properties [Line Items]
Under development	339,890,348	173,061,962
Zhengzhou International New City II [Member]
Real Estate Properties [Line Items]
Under development	171,711,098	135,671,000
Changsha Mulian Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	108,637,317	89,289,525
XIN Eco Marine Group Properties Sdn Bhd [Member]
Real Estate Properties [Line Items]
Under development	15,064,162	11,135,393
Hudson Garden project [Member]
Real Estate Properties [Line Items]
Under development	106,844,124	84,953,745
Flushing Project [Member]
Real Estate Properties [Line Items]
Under development	92,821,714	83,282,854
Changsha Furong Thriving Family [Member]
Real Estate Properties [Line Items]
Under development	39,054,048	59,459,200
Zhengzhou International New City III A [Member]
Real Estate Properties [Line Items]
Under development	86,999,855	74,241,651
Zhengzhou International New City Pending Staging [Member]
Real Estate Properties [Line Items]
Under development	238,835,232	216,520,610
Zhengzhou Hangmei International Wisdom City I [Member]
Real Estate Properties [Line Items]
Under development	91,069,505	42,437,196
Suzhou Galaxy Bay [Member]
Real Estate Properties [Line Items]
Under development	51,739,509	42,061,346
Xi'an Metropolitan II [Member]
Real Estate Properties [Line Items]
Under development	5,609,532	5,543,530
Tongzhou Xinyuan Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	214,011,166	200,296,958
Zhuhai Xin World [Member]
Real Estate Properties [Line Items]
Under development	102,997,747	93,205,573
Xinyuan Chang'an Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	144,771,923	134,714,398
Kunshan Xinyu Jiayuan [Member]
Real Estate Properties [Line Items]
Under development	159,974,516	137,704,916
Xinyuan Golden Water View City [Member]
Real Estate Properties [Line Items]
Under development	428,430,649	337,850,952
Zhengzhou International New City III B [Member]
Real Estate Properties [Line Items]
Under development	94,547,682	80,790,689
Zhengzhou International New City III C [Member]
Real Estate Properties [Line Items]
Under development	99,240,244	39,551,333
Zhengzhou International New City III D [Member]
Real Estate Properties [Line Items]
Under development	42,706,005	31,316,650
Tianjin Spring Royal Palace II [Member]
Real Estate Properties [Line Items]
Under development	70,891,230	42,704,121
Zhengzhou Fancy City III [Member]
Real Estate Properties [Line Items]
Under development	89,529,453	0
Jinan Royal Spring Bay [Member]
Real Estate Properties [Line Items]
Under development	119,400,947	0
Suzhou Gusu Shade I (Suzhou New Project) [Member]
Real Estate Properties [Line Items]
Under development	39,163,694	0
Wuhan Canglong Royal Palace (Wuhan New Project) [Member]
Real Estate Properties [Line Items]
Under development	124,701,587	0
Dalian International Health Technology Town I [Member]
Real Estate Properties [Line Items]
Under development	33,796,959	0
Qingdao Royal Dragon Bay [Member]
Real Estate Properties [Line Items]
Under development	246,387,446	0
Chengdu Xinyuan City [Member]
Real Estate Properties [Line Items]
Under development	688,987,085	0
Zhengzhou International New City IV [Member]
Real Estate Properties [Line Items]
Under development	176,269,525	0
Xingyang Splendid V [Member]
Real Estate Properties [Line Items]
Under development	45,984,974	0
Xingyang Splendid Building 46 [Member]
Real Estate Properties [Line Items]
Under development	$ 4,836,734	$ 0